Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings
Beginning Balance, equity at Dec. 31, 2019		£ 50,615		£ 2,348		£ 8,323		£ 3,235		£ 36,709
Profit after tax		1,293				333				960
Currency translation movements		1,386	[1]					1,386
Fair value through other comprehensive income reserve		137						137
Cash flow hedges		1,065	[1]					1,065
Retirement benefit remeasurements		645								645
Own credit		496						496
Other		(6)	[1]							(6)
Total comprehensive income for the period		5,016				333		3,084		1,599
Other equity instruments coupons paid		(333)				(333)
Equity settled share schemes		475								475
Vesting of Barclays PLC shares under equity settled share schemes		(289)								(289)
Dividends paid- ordinary shares		(263)								(263)
Dividends paid - preference shares		(28)								(28)
Increase through other contributions by owners, equity		1,500								1,500
Other movements		1								1
Ending Balance, equity at Jun. 30, 2020		56,694		2,348	[2]	8,323	[2]	6,319	[2]	39,704
Beginning Balance, equity at Dec. 31, 2020		53,710		2,348	[2]	8,621	[2]	3,183	[2]	39,558
Profit after tax		2,723				303	[2]			2,420
Currency translation movements		(552)	[1]					(552)	[2]
Fair value through other comprehensive income reserve		(312)						(312)	[2]
Cash flow hedges		(823)	[1]					(823)	[2]
Retirement benefit remeasurements		103								103
Own credit		(47)						(47)	[2]
Other	[1]	0
Total comprehensive income for the period		1,092				303	[2]	(1,734)	[2]	2,523
Other equity instruments coupons paid		(303)				(303)	[2]
Equity settled share schemes		255								255
Vesting of Barclays PLC shares under equity settled share schemes		(349)								(349)
Dividends paid- ordinary shares		(694)								(694)
Dividends paid - preference shares		(13)								(13)
Other movements		(2)								(2)
Ending Balance, equity at Jun. 30, 2021		£ 53,696		£ 2,348	[2]	£ 8,621	[2]	£ 1,449	[2]	£ 41,278

[1]	Reported net of tax.
[2]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41.